UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2010

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2010 (Unaudited)
Smead Value Fund

			Shares		Value
COMMON STOCKS - 98.55%
Banks - 3.52%
Wells Fargo & Co.			38,453		$1,051,305
Capital Goods - 2.81%
PACCAR, Inc.			23,763		840,022
Consumer Services - 7.26%
McDonald's Corp.			10,686		682,301
Starbucks Corp. (a)			65,020		1,489,608
					2,171,909
Diversified Financials - 13.27%
Bank Of New York Mellon Corp.			37,038		1,056,324
Franklin Resources, Inc.			13,306		1,353,486
Goldman Sachs Group, Inc.			5,582		872,746
Legg Mason, Inc.			26,567		686,757
					3,969,313
Energy - 1.14%
Chevron Corp.			4,724		341,545
Food & Staples Retailing - 6.56%
Walgreen Co.			23,916		842,800
Wal-Mart Stores, Inc.			20,674		1,117,843
					1,960,643
Insurance - 6.54%
Aflac, Inc.			12,245		605,515
Berkshire Hathaway, Inc. (a)			16,843		1,349,630
					1,955,145
Media - 8.97%
Comcast Corp.			54,169		839,078
Gannett Co., Inc.			38,977		590,502
Walt Disney Co.			40,097		1,252,630
					2,682,210
Pharmaceuticals, Biotechnology & Life Sciences - 20.04%
Abbott Laboratories			9,325		506,161
Amgen, Inc. (a)			21,646		1,225,380
Bristol-Myers Squibb Co.			39,059		957,336
Merck & Co., Inc.			36,311		1,339,150
Mylan, Inc. (a)			48,014		1,024,619
Pfizer, Inc.			53,550		939,802
					5,992,448
Retailing - 10.79%
Cabela's, Inc. (a)			61,163		945,580
Home Depot, Inc.			35,492		1,107,351
Nordstrom, Inc.			31,797		1,174,581
					3,227,512
Software & Services - 13.35%
Accenture PLC			25,666		1,025,870
eBay, Inc. (a)			70,500		1,622,910
Microsoft Corp.			46,864		1,343,122
					3,991,902
Telecommunication Services - 4.30%
AT&T, Inc.			26,261		651,535
Verizon Communications, Inc.			21,941		634,753
					1,286,288
TOTAL COMMON STOCKS (Cost $24,819,286)					$29,470,242
			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 1.36%
Cash Equivalent - 1.36%
Dreyfus Cash Management
2.000% (b)			$405,837		$405,837
TOTAL SHORT TERM INVESTMENTS (Cost $405,836)					$405,837
Total Investments (Cost $25,225,122) - 99.91%					$29,876,079
Other Assets in Excess of Liabilities - 0.09%					28,206
TOTAL NET ASSETS - 100.00%					$29,904,285

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b) Variable Rate

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows*:

Cost of investments		$25,225,122
Gross unrealized appreciation		5,105,097
Gross unrealized depreciation		(454,140)
Net unrealized appreciation		$4,650,957

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$ 2,171,909	$ -	$ -	$ 2,171,909
Arts and Entertainment and Recreation	1,252,630	-	-	1,252,630
Finance and Insurance	6,103,017	-	-	6,103,017
Information	4,058,990	-	-	4,058,990
Management of Companies and Enterprises	872,746	-	-	872,746
Manufacturing	7,174,015	-	-	7,174,015
Professional, Scientific, and Technical Services	1,025,870	-	-	1,025,870
Retail Trade	6,811,065	-	-	6,811,065
Total Equity	29,470,242	-	-	29,470,242

Short-Term Investments	405,837	-	-	405,837

Total Investments in Securities	$ 29,876,079	$ -	$ -	$ 29,876,079

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
              Joseph Neuberger, President

Date    April 14, 2010

By     /s/ John Buckel
John Buckel, Treasurer

Date  April 14, 2010